Related Party Transactions - Operating Agreements (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Revenues earned	$ 35,100,000	$ 61,700,000	$ 397,400,000
Expenses incurred	78,200,000	134,200,000	204,800,000
Receivables due from affiliates	2,200,000	1,900,000
ING Investment Management LLC
Related Party Transaction [Line Items]
Revenues earned	26,000,000	20,000,000	20,600,000
Expenses incurred	15,000,000	8,800,000	17,800,000
ING Investment Management LLC | Manage, Co-manage and Distribute Investment Products
Related Party Transaction [Line Items]
Revenues earned	25,700,000	20,000,000	19,100,000
ING Investment Management LLC | Sale of Offshore and Closed End Funds, Distribution Fees
Related Party Transaction [Line Items]
Revenues earned	300,000	0	1,500,000
ING Investment Management LLC | Sub Advisory Fees
Related Party Transaction [Line Items]
Expenses incurred	15,000,000	12,300,000	23,100,000
ING Investment Management LLC | IT Support, Management Oversight, Risk Management, Procurement Services and Trade Processing
Related Party Transaction [Line Items]
Expense reimbursements received from affiliate	0	3,900,000	8,200,000
ING Investment Management LLC | Staff and Project Costs
Related Party Transaction [Line Items]
Expenses incurred	0	400,000	2,900,000
Other Affiliates
Related Party Transaction [Line Items]
Receivables due from affiliates	600,000	1,100,000
ING Bank
Related Party Transaction [Line Items]
Revenues earned	7,200,000	35,500,000	367,900,000
Expenses incurred	39,500,000	104,600,000	67,100,000
Receivables due from affiliates	1,300,000
ING Group
Related Party Transaction [Line Items]
Revenues earned	7,400,000	13,900,000	0
Expenses incurred	18,000,000	8,200,000	78,100,000
Expense reimbursements received from affiliate	1,700,000	30,100,000	22,000,000
Receivables due from affiliates		700,000
ING V
Related Party Transaction [Line Items]
Revenues earned	1,900,000	1,800,000	11,100,000
Expenses incurred	6,100,000	13,500,000	38,900,000
Receivables due from affiliates	$ 300,000	$ 100,000